Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, and the allowance for the credit losses consisted of the following:

	As of
	March 31, 2025	March 31, 2024
	US$’000	US$’000
Accounts receivable	17,934	22,543
Less: Allowance for credit losses	(232)	(1,893)
Sub – total	17,702	20,650
Retention receivables	5,232	5,867
Total	22,934	26,517

Schedule of Reconciliation of the Allowance

Reconciliation of the allowance for credit losses of accounts receivable:

US$’000
As of April 1, 2023	(533)
Allowance for credit loss on accounts receivable for the year	(1,347)
Exchange realignment	(13)
As of March 31, 2024	(1,893)
Allowance for credit loss on accounts receivable for the year	(13)
Write off	1,667
Exchange realignment	7
As of March 31, 2025	(232)